Note 6 - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Gross carrying value	$ 758	$ 828
Accumulated amortization	(579)	(555)
Other intangible assets, net	$ 179	$ 273